Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	20 Months Ended	26 Months Ended	56 Months Ended	60 Months Ended	80 Months Ended	90 Months Ended	92 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000215377
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%					12.27%						9.77%
C000215373
Average Annual Return [Line Items]
Average Annual Return, Percent	21.26%					13.01%						9.94%
C000215405
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%					4.66%						3.99%
C000215404
Average Annual Return [Line Items]
Average Annual Return, Percent	13.16%					5.15%						3.98%
C000055103
Average Annual Return [Line Items]
Average Annual Return, Percent	18.62%					11.49%						8.33%
C000055105
Average Annual Return [Line Items]
Average Annual Return, Percent	24.02%					11.99%						8.32%
C000022956
Average Annual Return [Line Items]
Average Annual Return, Percent	27.88%					13.87%						12.54%
C000022958
Average Annual Return [Line Items]
Average Annual Return, Percent	33.73%					14.36%						12.55%
C000215383
Average Annual Return [Line Items]
Average Annual Return, Percent	19.58%					10.11%						7.00%
C000215384
Average Annual Return [Line Items]
Average Annual Return, Percent	25.22%					10.88%						7.21%
C000022966
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%					9.54%						9.20%
C000022968
Average Annual Return [Line Items]
Average Annual Return, Percent	18.23%					10.02%						9.20%
C000238235
Average Annual Return [Line Items]
Average Annual Return, Percent	20.56%		16.34%
C000238236
Average Annual Return [Line Items]
Average Annual Return, Percent	25.95%		19.70%
C000215396
Average Annual Return [Line Items]
Average Annual Return, Percent	11.29%					6.28%						5.96%
C000215395
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%					6.74%						5.94%
C000175116
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%					8.59%		8.85%
Without Sales Load [Member] | C000215377
Average Annual Return [Line Items]
Average Annual Return, Percent	22.92%					13.61%						10.42%
Without Sales Load [Member] | C000215373
Average Annual Return [Line Items]
Average Annual Return, Percent	22.26%					13.01%						9.94%
Without Sales Load [Member] | C000215374
Average Annual Return [Line Items]
Average Annual Return, Percent	23.30%					13.99%						10.78%
Without Sales Load [Member] | C000215381
Average Annual Return [Line Items]
Average Annual Return, Percent	22.63%					13.30%						10.10%
Without Sales Load [Member] | C000215378
Average Annual Return [Line Items]
Average Annual Return, Percent	23.27%					13.98%					10.93%
Without Sales Load [Member] | C000215380
Average Annual Return [Line Items]
Average Annual Return, Percent	23.22%					13.92%						10.71%
Without Sales Load [Member] | C000215405
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%					5.91%						4.60%
Without Sales Load [Member] | C000215404
Average Annual Return [Line Items]
Average Annual Return, Percent	14.16%					5.15%						3.98%
Without Sales Load [Member] | C000215403
Average Annual Return [Line Items]
Average Annual Return, Percent	15.24%					6.18%						4.86%
Without Sales Load [Member] | C000215400
Average Annual Return [Line Items]
Average Annual Return, Percent	15.20%					6.20%	4.88%
Without Sales Load [Member] | C000215401
Average Annual Return [Line Items]
Average Annual Return, Percent	15.27%					6.17%						4.86%
Without Sales Load [Member] | C000055103
Average Annual Return [Line Items]
Average Annual Return, Percent	25.80%					12.81%						8.97%
Without Sales Load [Member] | C000055105
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%					11.99%						8.32%
Without Sales Load [Member] | C000055106
Average Annual Return [Line Items]
Average Annual Return, Percent	26.22%					13.18%						9.35%
Without Sales Load [Member] | C000103066
Average Annual Return [Line Items]
Average Annual Return, Percent	25.66%					12.57%						8.74%
Without Sales Load [Member] | C000122002
Average Annual Return [Line Items]
Average Annual Return, Percent	26.23%					13.20%						9.35%
Without Sales Load [Member] | C000078999
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%					13.11%						9.26%
Without Sales Load [Member] | C000022956
Average Annual Return [Line Items]
Average Annual Return, Percent	35.68%					15.23%						13.21%
Without Sales Load [Member] | C000022958
Average Annual Return [Line Items]
Average Annual Return, Percent	34.73%					14.36%						12.55%
Without Sales Load [Member] | C000022959
Average Annual Return [Line Items]
Average Annual Return, Percent	36.09%					15.64%						13.61%
Without Sales Load [Member] | C000144636
Average Annual Return [Line Items]
Average Annual Return, Percent	35.39%					14.96%						12.95%
Without Sales Load [Member] | C000156671
Average Annual Return [Line Items]
Average Annual Return, Percent	36.10%					15.69%				13.49%
Without Sales Load [Member] | C000081603
Average Annual Return [Line Items]
Average Annual Return, Percent	36.07%					15.54%						13.51%
Without Sales Load [Member] | C000215383
Average Annual Return [Line Items]
Average Annual Return, Percent	26.90%					11.42%						7.64%
Without Sales Load [Member] | C000215384
Average Annual Return [Line Items]
Average Annual Return, Percent	26.22%					10.88%						7.21%
Without Sales Load [Member] | C000215385
Average Annual Return [Line Items]
Average Annual Return, Percent	27.26%					11.69%						7.91%
Without Sales Load [Member] | C000215388
Average Annual Return [Line Items]
Average Annual Return, Percent	26.62%					11.15%						7.37%
Without Sales Load [Member] | C000215382
Average Annual Return [Line Items]
Average Annual Return, Percent	27.26%					11.70%						7.87%
Without Sales Load [Member] | C000022966
Average Annual Return [Line Items]
Average Annual Return, Percent	20.10%					10.85%						9.85%
Without Sales Load [Member] | C000022968
Average Annual Return [Line Items]
Average Annual Return, Percent	19.23%					10.02%						9.20%
Without Sales Load [Member] | C000022969
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%					11.19%						10.19%
Without Sales Load [Member] | C000103065
Average Annual Return [Line Items]
Average Annual Return, Percent	19.84%					10.58%						9.58%
Without Sales Load [Member] | C000122001
Average Annual Return [Line Items]
Average Annual Return, Percent	20.59%					11.29%						10.30%
Without Sales Load [Member] | C000078998
Average Annual Return [Line Items]
Average Annual Return, Percent	20.45%					11.11%						10.12%
Without Sales Load [Member] | C000105101
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%					9.94%						7.09%
Without Sales Load [Member] | C000238235
Average Annual Return [Line Items]
Average Annual Return, Percent	27.93%		20.60%
Without Sales Load [Member] | C000238236
Average Annual Return [Line Items]
Average Annual Return, Percent	26.95%		19.70%
Without Sales Load [Member] | C000234687
Average Annual Return [Line Items]
Average Annual Return, Percent	28.35%					11.88%						11.65%
Without Sales Load [Member] | C000238233
Average Annual Return [Line Items]
Average Annual Return, Percent	27.59%		20.30%
Without Sales Load [Member] | C000234688
Average Annual Return [Line Items]
Average Annual Return, Percent	28.45%			5.56%
Without Sales Load [Member] | C000238237
Average Annual Return [Line Items]
Average Annual Return, Percent	28.23%		20.91%
Without Sales Load [Member] | C000215396
Average Annual Return [Line Items]
Average Annual Return, Percent	18.08%					7.54%						6.59%
Without Sales Load [Member] | C000215395
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%					6.74%						5.94%
Without Sales Load [Member] | C000215394
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%					7.87%						6.93%
Without Sales Load [Member] | C000215391
Average Annual Return [Line Items]
Average Annual Return, Percent	17.85%					7.48%			6.47%
Without Sales Load [Member] | C000215397
Average Annual Return [Line Items]
Average Annual Return, Percent	18.54%					7.92%						6.99%
Without Sales Load [Member] | C000215390
Average Annual Return [Line Items]
Average Annual Return, Percent	18.26%					7.79%						6.86%
Without Sales Load [Member] | C000175116
Average Annual Return [Line Items]
Average Annual Return, Percent	19.49%					9.89%		9.71%
Without Sales Load [Member] | C000175117
Average Annual Return [Line Items]
Average Annual Return, Percent	19.68%					10.16%		10.04%
Without Sales Load [Member] | C000175118
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%				8.93%
Without Sales Load [Member] | C000242977
Average Annual Return [Line Items]
Average Annual Return, Percent	22.84%	18.23%